OPERATING LEASES - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 120,077
2022	58,696
2023	21,591
2024	11,024
Total minimum contractual future revenues	$ 211,388